Partners' Capital Net Income (Loss) Attributable to NonControlling Partners (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	$ 6.1	$ 5.9	$ 24.2	$ (636.8)	$ (66.8)
Crestwood Midstream Partners LP
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	6.1	5.9	24.2	23.1	16.8
Crestwood Niobrara LLC
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	$ 6.1	$ 5.9	24.2	23.1	16.8
Preferred Units, Class A | Crestwood Midstream Partners LP
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary			0.0	23.1	17.2
Limited Partners | Crestwood Midstream Partners LP
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary			$ 0.0	$ (683.0)	$ (100.8)